SEGMENT INFORMATION - Revenue From External Customers Based Major Categories (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 425,772	$ 433,893	$ 476,659
At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	395,818	407,410	451,567
Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	29,954	26,483	25,092
North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	58,649	77,329	107,032
North Asia | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	55,982	77,287	107,032
North Asia | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	2,667	42	0
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	166,925	171,841	197,779
Thailand | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	166,832	171,613	197,544
Thailand | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	93	228	235
ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	200,198	184,723	171,848
ROW | At a point in time
Disclosure Of Geographical Areas [Line Items]
Revenue	173,004	158,510	146,991
ROW | Over time
Disclosure Of Geographical Areas [Line Items]
Revenue	27,194	26,213	24,857
Power
Disclosure Of Geographical Areas [Line Items]
Revenue	221,074	182,171	191,520
Power | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	9	92	0
Power | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	80,564	46,340	63,629
Power | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	140,501	135,739	127,891
Enamel
Disclosure Of Geographical Areas [Line Items]
Revenue	137,441	178,124	212,776
Enamel | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	55,959	76,002	107,027
Enamel | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	79,510	102,122	105,749
Enamel | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	1,972	0	0
SDI
Disclosure Of Geographical Areas [Line Items]
Revenue	57,695	45,931
SDI | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	2,667	1,209
SDI | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	0	0
SDI | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	55,028	44,722
Fabrication
Disclosure Of Geographical Areas [Line Items]
Revenue			39,476
Fabrication | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue			0
Fabrication | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue			0
Fabrication | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue			39,476
Others
Disclosure Of Geographical Areas [Line Items]
Revenue	9,562	27,667	32,887
Others | North Asia
Disclosure Of Geographical Areas [Line Items]
Revenue	14	26	5
Others | Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	6,851	23,379	28,401
Others | ROW
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 2,697	$ 4,262	$ 4,481